787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II
Securities Act File No. 333-142592
Investment Company Act File No. 811-22061
Post-Effective Amendment No. 85

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 85 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045 and BlackRock Prepared Portfolio 2050 (each, a “Fund” and collectively, the “Funds”), each a series of the Registrant.

The Amendment is being filed pursuant to 485(a)(1) under the 1933 Act to re-designate the Funds’ existing Institutional Shares as Class K Shares and to register a new Institutional Shares class. The Amendment also reflects changes to each Fund’s name and to the Funds’ “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date, as noted in a Supplement to the Funds’ Prospectus filed on September 27, 2012.

On or before November 27, 2012, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b).

Each Fund’s description of its principal and other risks and operations has been reviewed by the Staff in prior filings by the Registrant or other BlackRock Funds. Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8510.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

September 27, 2012

Sincerely,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq.
Maria Gattuso, Esq.